SCHEDULE OF FOREIGN EXCHANGE CURRENCY TRANSLATION (Details) - South Korean [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2022
Foreign currency exchange rate	1,261.92	1,261.92	1,212.99
Average exchange rate	1,359.18	1,320.11	1,167.39